EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2019
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer	Furniture	Total
	$	$	$
Cost:
Balance at November 30, 2018	-	-	-
Additions	1,720	12,453	14,173
Foreign currency translation adjustment	6	2	8
Balance at November 30, 2019	1,726	12,455	14,181

Accumulated Depreciation:
Balance at November 30, 2018	-	-	-
Depreciation	474	1,245	1,719
Foreign currency translation adjustment	(1)	(1)	(2)
Balance at November 30, 2019	473	1,244	1,717

Net Book Value:
At November 30, 2018	-	-	-
At November 30, 2019	1,253	11,211	12,464